Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 70.8	$ 63.9
Business combination (note 5)	0.0	8.3
Impact of foreign currency translation	1.2	(1.4)
Goodwill at end of period	$ 72.0	$ 70.8